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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment |_|; Amendment Number: __

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Whitney Holdings LLC
Address: 130 Main Street
         New Canaan, CT 06840

13F File Number: 28-05743

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Daniel J. O'Brien
Title: Manager
Phone: 203-716-6140

Signature, Place, and Date of Signing:


/s/ Daniel J. O'Brien         New Canaan, CT   January 25, 2008
--------------------------
       [Signature]            [City, State]        [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     13F FILE NUMBER   NAME
     28- ___________   _______________________________

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         2

Form 13F Information Table Value Total:   $21,116 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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                              13F INFORMATION TABLE
                                December 31, 2007

      COLUMN 1        COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6      COLUMN 7         COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------
                                                       SHARES OR                                           VOTING AUTHORITY
                                               VALUE   ---------  SH/   PUT/    INVESTMENT     OTHER    ---------------------
   NAME OF ISSUER   TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL    DISCRETION    MANAGERS    SOLE    SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------
KNOLOGY, INC.      COM              499183804   20,258 1,585,122  SH          SHARED-DEFINED    NONE    1,585,122
THOMAS WEISEL
PARTNERS GRP       COM              884481102      858    62,483  SH          SHARED DEFINED    NONE       62,483